UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 96.08%

Advertising Agency 3.03%
aQuantive, Inc.*	417,070	$12,767
inVentiv Health, Inc.*	156,900	5,954
ValueClick, Inc.*	225,900	6,461
Total		25,182

Air Transportation 1.57%
AAR Corp.*	184,370	5,630
Allegiant Travel Co. LLC*	232,000	7,445
Total		13,075

Aluminum 1.01%
Century Aluminum Co.*	178,200	8,431

Banks 1.25%
PrivateBancorp, Inc.	112,751	3,702
Prosperity Bancshares, Inc.	116,448	4,039
Western Alliance Bancorp.*	82,902	2,673
Total		10,414

Biotechnology Research & Production 2.05%
Advanced Magnetics, Inc.*	98,400	6,475
Applera Corp. Celera Genomics Group Tracking Stock*	183,260	2,566
Array BioPharma Inc.*	280,460	3,912
Simcere Pharmaceutical Group ADR*	244,941	4,066
Total		17,019

Coal 0.98%
Alpha Natural Resources, Inc.*	228,200	3,964
Foundation Coal Holdings, Inc.	106,500	4,195
Total		8,159

Communications Technology 3.99%
Anixter International, Inc.*	114,900	8,227
Atheros Communications, Inc.*	303,200	8,123
Cbeyond, Inc.*	171,351	5,959
NETGEAR, Inc.*	321,900	10,819
Total		33,128

Computer Services, Software & Systems 6.69%
Concur Technologies, Inc.*	341,890	$6,075
DealerTrack Holdings, Inc.*	216,145	7,133
Digital River, Inc.*	171,165	10,018
Equinix, Inc.*	124,210	10,368
Glu Mobile Inc.*	70,463	791
Nuance Communications, Inc.*	535,229	8,248
Sykes Enterprises, Inc.*	245,663	4,535
Synchronoss Technologies, Inc.*	201,336	4,518
Syntel, Inc.	111,430	3,907
Total		55,593

Computer Technology 1.06%
Synaptics Inc.*	293,299	8,787

Consumer Electronics 3.25%
Shanda Interactive Entertainment Ltd. ADR*	374,772	9,384
SINA Corp. (China)*(a)	200,200	6,903
THQ Inc.*	321,765	10,737
Total		27,024

Diversified Manufacturing 0.78%
Barnes Group Inc.	266,800	6,483

Drugs & Pharmaceuticals 2.11%
BioMarin Pharmaceutical, Inc.*	375,200	6,063
Medicis Pharmaceutical Corp.	131,600	4,001
Onyx Pharmaceuticals, Inc.*	279,700	7,485
Total		17,549

Education Services 2.91%
Capella Education Co.*	93,021	3,251
New Oriental Education & Technology Group, Inc. ADR*	186,980	8,180
Strayer Education, Inc.	102,432	12,737
Total		24,168

Electrical Equipment & Components 0.86%
Baldor Electric Co.	182,300	7,181

Electronics 0.26%
Daktronics, Inc.	93,614	2,132

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2007

		Value
Investments	Shares	(000)
Electronics: Medical Systems 2.77%
Hologic, Inc.*	194,410	$11,188
Illumina, Inc.*	201,988	6,591
ZOLL Medical Corp.*	215,254	5,203
Total		22,982

Electronics: Semi-Conductors/Components 5.90%
ANADIGICS, Inc.*	683,012	7,336
First Solar, Inc.*	104,890	6,292
FormFactor, Inc.*	166,200	6,862
IPG Photonics Corp.*	124,560	2,266
SiRF Technology Holdings, Inc.*	254,500	6,174
SunPower Corp.*	228,100	13,841
Tessera Technologies Inc.*	145,020	6,206
Total		48,977

Energy: Miscellaneous 0.66%
TETRA Technologies, Inc.*	205,630	5,447

Engineering & Contracting Services 0.94%
Cal Dive International, Inc.*	533,750	7,771

Finance Companies 0.30%
International Securities Exchange Holdings, Inc.	37,539	2,503

Finance: Small Loan 0.90%
Dollar Financial Corp.*	257,131	7,493

Financial Data Processing Services & Systems 0.39%
Exlservice Holdings, Inc.*	157,340	3,273

Financial Information Services 2.65%
Bankrate, Inc.*	209,732	8,467
FactSet Research Systems, Inc.	104,317	6,417
Morningstar, Inc.*	137,011	7,134
Total		22,018

Financial: Miscellaneous 0.65%
FCStone Group, Inc.*	119,969	5,406

Health & Personal Care 0.75%
Bio-Reference Laboratories, Inc.*	231,840	$6,253

Healthcare Facilities 0.49%
Sunrise Assisted Living, Inc.*	107,010	4,097

Healthcare Management Services 2.77%
Allscripts Healthcare Solutions, Inc.*	283,800	7,506
HMS Holdings Corp.*	243,300	5,392
Phase Foward Inc.*	635,181	10,087
Total		22,985

Hotel/Motel 0.71%
Home Inns & Hotels Management, Inc. ADR*	172,630	5,916

Household Furnishings 0.76%
Tempur-Pedic International Inc.	244,200	6,342

Investment Management Companies 0.87%
Cohen & Steers, Inc.	140,745	7,222

Machinery: Industrial/Specialty 1.49%
Gardner Denver, Inc.*	161,600	6,109
Middleby Corp. (The)*	45,792	6,286
Total		12,395

Machinery: Oil Well Equipment & Services 3.53%
Core Laboratories N.V. (Netherlands)*(a)	83,128	7,558
Dril-Quip, Inc.*	142,410	7,192
Oceaneering International, Inc.*	140,000	6,655
Superior Energy Services, Inc.*	218,500	7,938
Total		29,343

Medical & Dental Instruments & Supplies 5.63%
Align Technology, Inc.*	472,091	10,698
Immucor, Inc.*	307,740	10,042
Kyphon Inc.*	244,940	11,417

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2007

		Value
Investments	Shares	(000)
Medical & Dental Instruments & Supplies (continued)
NuVasive, Inc.*	297,530	$7,667
Volcano Corp.*	343,386	6,929
Total		46,753

Metal Fabricating 0.93%
Kaydon Corp.	162,510	7,724

Metals & Minerals Miscellaneous 1.06%
Cleveland-Cliffs Iron Co. (The)	127,600	8,841

Miscellaneous: Producer Durables 1.34%
BE Aerospace, Inc.*	303,570	11,126

Miscellaneous: Technology 0.72%
Vocus, Inc.*	266,639	5,997

Office Furniture & Business Equipment 0.75%
Knoll, Inc.	267,300	6,207

Oil: Crude Producers 0.94%
VeraSun Energy Corp.*	390,020	7,773

Production Technology Equipment 1.07%
Varian Semiconductor Equipment Assoc., Inc.*	133,402	8,853

Publishing: Miscellaneous 0.96%
VistaPrint Ltd.*	213,372	7,976

Restaurants 1.24%
Chipotle Mexican Grill, Inc.*	157,900	10,300

Retail 6.02%
Dick’s Sporting Goods, Inc.*	196,800	11,038
Hibbett Sports Goods, Inc.*	110,000	3,206
Priceline.com, Inc.*	214,675	11,945
Shutterfly, Inc.*	261,870	4,253
Volcom, Inc.*	195,860	8,228
Zumiez Inc.*	286,562	11,308
Total		49,978

Securities Brokerage & Services 3.13%
Jefferies Group, Inc.	305,757	$9,692
KBW, Inc.*	162,091	5,294
Penson Worldwide, Inc.*	217,421	5,831
Thomas Weisel Partners Group*	264,465	5,226
Total		26,043

Semi-Conductors 0.59%
Trina Solar Ltd. ADR*	91,831	4,906

Services: Commercial 7.45%
Coinstar, Inc.*	185,370	5,763
CRA International, Inc.*	75,399	3,889
Ctrip.com International, Ltd. ADR	144,700	10,262
FTI Consulting, Inc.*	171,010	6,288
Geo Group, Inc. (The)*	183,540	9,397
Kenexa Corp.*	65,028	2,013
Knot, Inc. (The)*	97,434	2,078
Liquidity Services, Inc.*	369,099	7,707
Resources Connection, Inc.*	125,227	3,778
TeleTech Holdings, Inc.*	283,030	10,679
Total		61,854

Shoes 2.72%
Crocs, Inc.*	126,395	7,063
Deckers Outdoor Corp.*	88,000	6,664
Heelys, Inc.*	269,060	8,901
Total		22,628

Textiles Apparel Manufacturers 2.18%
J. Crew Group, Inc.*	184,057	7,453
Under Armour, Inc.*	210,300	10,620
Total		18,073

Utilities: Electrical 0.58%
ITC Holdings Corp.	114,910	4,835

Utilities: Telecommunications 0.44%
NeuStar, Inc.*	126,051	3,625

Total Common Stocks (cost $659,007,766)		798,240

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2007

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.22%

Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $27,435,000 of Federal National Mortgage Assoc. at Zero Coupon due 6/15/2007; value: $27,263,531; proceeds: $26,729,716 (cost $26,726,227)	$26,726	$26,726

Total Investments in Securities 99.30% (cost $685,733,993)		824,966
Other Assets in Excess of Liabilities 0.70%		5,850
Net Assets 100.00%		$830,816

ADR American Depositary Receipt.

Tracking Stock A security issued by a parent company that tracks the performance of a particular division.

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$689,369,259
Gross unrealized gain	142,315,937
Gross unrealized loss	(6,719,234)
Net unrealized security gain	$135,596,703

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund’s performance.

Item 2:                                Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007